BOSTON TRUST BALANCED FUND (Prospectus Summary): | BOSTON TRUST BALANCED FUND
Boston Trust Asset Management Fund

The Boston Trust & Walden Funds

One Beacon Street

Boston, MA 02108

Boston Trust Asset Management Fund

Walden Asset Management Fund

Supplement dated August 1, 2012

to the Prospectus and Statement of Additional Information dated August 1, 2012

Effective October 1, 2012 the Boston Trust Balanced Fund and the Walden Balanced Fund are renamed the Boston Trust Asset Management Fund and the Walden Asset Management Fund, respectively.

The principal investment strategy appearing on pages 1 and 21 of the prospectus for the Boston Trust Asset Management Fund (formerly, the Boston Trust Balanced Fund) and on pages 11 and 23 of the prospectus for the Walden Asset Management Fund (formerly, the Walden Balanced Fund) states that each Fund will invest at least 25% of its assets in fixed income securities, such as U.S. government agency securities, corporate bonds and money market funds , and at most 75% of its assets in a diversified portfolio of domestic equity securities, such as common and preferred stock ( emphasis added ).  Previously, shares of money market funds held by the Funds were excluded from the calculation of the percentage of the each Fund’s assets allocated to fixed income securities.  The changes in each Fund’s investment strategy are effective as of October 1, 2012.

Please retain this supplement with your Prospectus for future reference.